SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 3) - Restricted Share Units [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares
Statement [Line Items]
RSUs outstanding beginning	3,540,868	3,540,868	2,994,709	2,994,709
Granted			1,881,000	1,881,000
Exercised	(334,989)	(334,989)	1,197,709	1,197,709
Cancelled and Forfeited			(137,132)	(137,132)
Forfeited for withholding taxes	(146,550)	(146,550)
RSUs outstanding ending	3,059,329	3,059,329	3,540,868	3,540,868
RSUs outstanding weighted average price beginning | (per share)	$ 1.08			$ 1.03
RSUs outstanding weighted average price granted | $ / shares			$ 1.02
RSUs outstanding weighted average price exercised | $ / shares	1.19		1.15
RSUs outstanding weighted average price Forfeited for withholding taxes | $ / shares		$ 1.19
RSUs outstanding weighted average price cancelled forfeited | $ / shares			1.08
RSUs outstanding weighted average price ending | $ / shares	$ 1.06		$ 1.08